Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	O’Shaughnessy Market Leaders Value Fund
Class Name	Class I
Trading Symbol	OFVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the O’Shaughnessy Market Leaders Value Fund for the period of August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://osfunds.com/. You can also request this information by contacting us at 1-877-291-7827.
Additional Information Phone Number	1-877-291-7827
Additional Information Website	https://osfunds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$28	0.52%
[1]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%
Net Assets	$ 267,772,790
Holdings Count | $ / shares	60
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$267,772,790
Number of Holdings	60
Portfolio Turnover	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top 10 Issuers	(% of net assets)
General Motors Co.	4.8%
Tapestry, Inc.	4.7%
HCA Holdings, Inc.	4.7%
Altria Group, Inc.	4.6%
MetLife, Inc.	4.2%
Synchrony Financial	4.0%
eBay, Inc.	3.4%
Kraft Heinz Co.	3.3%
Jabil, Inc.	3.1%
Northern Trust Corp.	2.9%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://osfunds.com/

[1]
*	Annualized